SHORT-TERM AND LONG-TERM DEBT (US Floating Rate) (Details) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) subsidiary shares	Dec. 31, 2023 USD ($)
$45 million secured term loan and revolving credit facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 45.0
No. of subsidiaries | subsidiary	7
Approx. term	11 years
Long-term debt	$ 30.0	$ 32.5
$20 million secured term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 20.0
No. of subsidiaries | subsidiary	2
Approx. term	10 years
Long-term debt	$ 0.0	12.0
$76 million secured term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 76.0
No. of subsidiaries | subsidiary	2
Approx. term	7 years
Long-term debt	$ 40.9	43.5
$175 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 175.0
No. of subsidiaries | subsidiary	4
Approx. term	5 years
Long-term debt	$ 99.3	108.7
$50 million senior secured credit facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 50.0
No. of subsidiaries | subsidiary	1
Approx. term	4 years
Long-term debt	$ 32.5	35.0
$51 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 51.0
No. of subsidiaries | subsidiary	1
Approx. term	4 years
Long-term debt	$ 36.8	39.0
$51 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 51.0
No. of subsidiaries | subsidiary	1
Approx. term	4 years
Long-term debt	$ 37.9	40.1
$35 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 35.0
No. of subsidiaries | subsidiary	1
Approx. term	7 years
Long-term debt	$ 29.9	30.9
$107.3 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 107.3
No. of subsidiaries | subsidiary	3
Approx. term	5 years
Long-term debt	$ 92.6	95.7
$100 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 100.0
No. of subsidiaries | subsidiary	4
Approx. term	5 years
Long-term debt	$ 77.2	82.3
$23 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 23.0
No. of subsidiaries | subsidiary	2
Approx. term	2 years
Long-term debt	$ 14.9	17.3
$115 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 115.0
No. of subsidiaries | subsidiary	8
Approx. term	3 years
Long-term debt	$ 80.0	90.0
$144.6 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 144.6
No. of subsidiaries | subsidiary	4
Approx. term	3 years
Long-term debt	$ 131.8	136.9
$23.3 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 23.3
No. of subsidiaries | subsidiary	1
Approx. term	1 year
Long-term debt	$ 0.0	13.9
$23.3 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 23.3
No. of subsidiaries | subsidiary	1
Approx. term	1 year
Long-term debt	$ 0.0	18.6
$150 million senior secured term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 150.0
No. of subsidiaries | subsidiary	1
Approx. term	3 years
Long-term debt	$ 142.0	150.0
$8.4 million senior unsecured term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 8.4
No. of subsidiaries | subsidiary	0
Approx. term	3 years
Long-term debt	$ 8.4	8.4
$60 million loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 60.0
No. of subsidiaries | subsidiary	1
Approx. term	0 years
Long-term debt	$ 60.0	60.0
60 Million Reverse Stock Loan Facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt	$ 60.0
Own-share Lending Arrangement, Shares, Outstanding | shares	11.8
U.S. Dollar Floating Rate
Debt Instrument [Line Items]
Long-term debt	$ 914.2	$ 1,014.8